Summary of Stock Option and Restricted Stock Units Activity (Detail) - The 2005 Plan and The 2015 Plan - Employee Stock Options And Restricted Stock Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning balance	9,007	9,580	10,433
Restricted stock units granted	(1,225)	(624)	(902)
Restricted stock units forfeited	18	51	49
Available for grant at ending balance	7,800	9,007	9,580